Promissory Notes - Schedule of Promissory Notes Issued and Repaid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal	$ 57,811	$ 565
YA II PN Note 1 | Convertible Debt
Debt Instrument [Line Items]
Principal	37,500
Gross proceeds	$ 37,500
Interest rate	4.00%
Conversion price (in dollars per share)	$ 2.00
YA II PN Note 2 | Convertible Debt
Debt Instrument [Line Items]
Principal	$ 37,500
Gross proceeds	$ 37,500
Interest rate	4.00%
Conversion price (in dollars per share)	$ 3.31
YA II PN Note 3 | Convertible Debt
Debt Instrument [Line Items]
Principal	$ 65,000
Gross proceeds	$ 65,000
Interest rate	4.00%
Conversion price (in dollars per share)	$ 4.12
YA II PN Note 4 | Convertible Debt
Debt Instrument [Line Items]
Principal	$ 80,000
Gross proceeds	$ 80,000
Interest rate	4.00%
Conversion price (in dollars per share)	$ 4.95